Document And Entity Information	Oct. 18, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 18, 2023
Entity Registrant Name	ACASTI PHARMA INC.
Entity Central Index Key	0001444192
Entity Emerging Growth Company	false
Securities Act File Number	001-35776
Entity Incorporation, State or Country Code	A8
Entity Tax Identification Number	98-1359336
Entity Address, Address Line One	2572 boul. Daniel-Johnson
Entity Address, Address Line Two	2nd Floor
Entity Address, City or Town	Laval
Entity Address, State or Province	QC
Entity Address, Postal Zip Code	H7T 2R3
City Area Code	450
Local Phone Number	686-4555
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, no par value per share
Trading Symbol	ACST
Security Exchange Name	NASDAQ